Summary of Significant Accounting and Reporting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments

Our most significant equity method investments are:

Equity method investments at Dec. 31, 2012
(dollars in millions)	Percentage ownership	Book value
CIBC Mellon	50.0%	$602
Wing Hang	20.7%	$449
Siguler Guff	20.0%	$272
ConvergEx	33.2%	$117